Shareholder Report, Average Annual Return (Details) IZDR_MML Growth Allocation Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	12.60%	6.78%	8.10%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	11.19%	11.72%
Custom MML Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom MML Growth Allocation Index
Average Annual Return, Percent	17.51%	8.85%	10.31%